Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
20.
        Subsequent Events

The following events occurred after
December 31, 2017:

(a)	On
February 27, 2018,
the Company signed and drew a term loan facility with Credit Agricole in order to refinance the existing indebtedness of M/V “Evridiki G” with the bank. This is a
$4,250,000
loan drawn by Noumea Shipping Ltd. as Borrower. The loan is payable in fourteen
consecutive quarterly instalments. Thirteen of
$303,000
each and a final instalment in the amount of
$311,000.
The margin of the loan is
3.00%
above LIBOR. The loan is secured with the following: (i)
first
priority mortgages over M/V “Monica P” and collateral vessel (M/V “EM Astoria”), and, (ii)
first
assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(b)	In
March 2018,
the Company signed a term sheet from a major commercial banking institution for a loan up to the lesser of
$18.4
million or
65%
of the vessel's market value for the financing of the construction of M/V "Ekaterini" (Hull
No.
YZJ2013
-
1153
). The drawdown is expected to take place upon the delivery of M/V “Ekaterini” by
June 2018
and is subject to customary definitive documentation. The loan will be payable in twenty
consecutive quarterly instalments,
eight
in the amount of
$400,000,
and
twelve
in the amount of
$325,000,
with a
$11,300,000
balloon payment to be made with the last installment. In case of lower utilization, the repayments will be reduced pro-rata. The interest rate margin is
2.80%
over LIBOR. The loan will be secured with (i)
first
priority mortgages over M/V "Ekaterini" (Hull
No.
YZJ2013
-
1153
), (ii)
first
assignment of earnings and insurance of M/V “Ekaterini” and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(c)	On
March 19, 2018,
the Company signed a contract to sell M/V “Monica P”, a
46,667
dwt vessel, built in
1998,
which was classified as held for sale since
September 30, 2017,
for the gross amount of
$6.45
million. The Company decided to sell this vessel to concentrate its drybulk fleet on the Ultramax, Panamax and Kamsarmax segments of the drybulk market.
The Company is expected to record a gain on sale of approximately
$1.4
million. The vessel will be delivered to its buyers by
June 30, 2018.